CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Cash at bank and on hand	¥ 1,562,334	¥ 1,686,253
Term deposits with initial term not more than three months	0	52,500
Cash and cash equivalents	1,562,334	1,738,753	$ 224,415	$ 249,756		¥ 1,160,515	¥ 1,359,656
Term deposits with initial term of over three months (a)	0	109,000	$ 0
Total cash and cash equivalents and short-term deposits	¥ 1,562,334	¥ 1,847,753
Original effective interest rate of term deposits	1.53%	1.62%

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.